Trade payables and other current liabilities - Schedule of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 106	€ 128
Contract liabilities - Current	24,381	18,100	€ 16,500
Deferred income and current contract liabilities	€ 24,487	€ 18,228